Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable
Accounts receivable, net, consisted of the following:

	December 31, 2016	December 31, 2015
	(in millions)
Accounts receivable, trade	$361	$161
Credit card receivables	133	98
Vendor receivables for rebates, branding, and other	21	15
Other receivables	27	38
Allowance for doubtful accounts	(3)	(4)
Accounts receivable, net	$539	$308